ASSETS AND LIABILITIES HELD FOR SALE AND DISCONTINUED OPERATIONS - TundraCo Net income (loss) of Equity Method Investments (Details) - USD ($) $ in Thousands	5 Months Ended	12 Months Ended
	May 31, 2022	Dec. 31, 2022
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
(Loss)/income from discontinued operations		$ (189,620)
Gain on disposal of discontinued operations		113,170
Net (loss)/income from discontinued operations		$ (76,450)
Golar LNG NB 13 Corporation
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Vessel operating expenses	$ (5,119)
Voyage, charterhire and commission expenses	(10,004)
Administrative expenses	(16)
Depreciation and amortization	(2,955)
Operating (loss)/income	9,682
Interest expense, net	(4,649)
Other financial items, net	(153)
Pre-tax (loss)/income from discontinued operations	4,880
Income taxes	0
(Loss)/income from discontinued operations	4,880
Gain on disposal of discontinued operations	123,230
Net (loss)/income from discontinued operations	128,110
Cash sale proceeds	352,500
Net investment value	229,000
Fees incurred in relation to disposal	300
Golar LNG NB 13 Corporation | Time and voyage charter revenues
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Time and voyage charter revenues	$ 27,776